Investments in AFS Debt Securities - Schedule of Proceeds and Gross Realized Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Gross realized gains included in earnings	$ 44
Gross realized losses included in earnings	(152)
Net realized losses	(108)
Gross proceeds from sales and maturities	57,541
Proceeds from maturities of available-for-sale investments	$ 4,799	$ 0	$ 0